Other Investments - Summary of Fair Value of Other Investments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value through other comprehensive income investments
Fair value through other comprehensive income investments	$ 705	$ 1,177
Fair value through other comprehensive income investments and fair value through profit or loss investment
Fair value of investments designated as fair value through other comprehensive income and fair value through profit and loss	705	1,347
Canopy Growth Corporation [member]
Fair value through other comprehensive income investments
Fair value through other comprehensive income investments	405	877
Evergreen Medicinal Supply Inc. [member]
Fair value through other comprehensive income investments
Fair value through other comprehensive income investments	$ 300	300
AbCann Global Corp. [member]
Fair value through profit or loss investment
Fair value through profit or loss investment		$ 170